Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2025
Fair value of credit substitutes	The fair value of credit substitutes by type of instrument as of March 31, 2024 and March 31, 2025 were as follows:

	As of March 31,
	2024				2025
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:

Debentures	Rs.	132,926.5	Rs.	131,458.6	Rs.	160,975.7	Rs.	161,147.8
Preference shares		271.3		28.3		332.8		31.8
Commercial paper		—		—		—		—

Total	Rs.	133,197.8	Rs.	131,486.9	Rs.	161,308.5	Rs.	161,179.6

					US$	1,888.2	US$	1,886.7

Credit substitutes by bank's internal credit quality indicators
The fair value of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for non-performing
credit substitutes is as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Pass	Rs.	131,486.9	Rs.	161,179.6	US$	1,886.7
Non-performing—gross balance		—		—		—
Less: Non-performing losses		—		—		—

Non-performing credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	131,486.9	Rs.	161,179.6	US$	1,886.7

Impaired credit substitutes
The following table provides information on
non-performing
credit substitutes as of March 31, 2024 and March 31, 2025:

As of March 31,
	2024	2025	2025
(In millions)
Gross non-performing credit substitutes	Rs —	Rs —	US$	—
Gross non-performing credit substitutes by industry	Rs. —	Rs. —	US$	—
Average non-performing credit substitutes	Rs. —	Rs. —	US$	—
Interest income recognized on non-performing credit substitutes	Rs. —	Rs. —	US$	—